Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense Benefit [Line Items]
Current	$ 203,771	$ 182,537	$ 143,008
Deferred	(15,847)	(12,292)	28
Taxes on income	187,924	170,245	143,036
Domestic	170,883	154,921	130,109
Foreign	17,041	15,324	12,927
Taxes on income	187,924	170,245	143,036
Domestic Tax Authority
Income Tax Expense Benefit [Line Items]
Current	175,828	165,476	124,522
Deferred	(4,945)	(10,555)	5,587
Taxes on income	170,883	154,921	130,109
Taxes on income	170,883	154,921	130,109
U.S.
Income Tax Expense Benefit [Line Items]
Foreign taxes, Current	27,943	17,061	18,486
Foreign taxes, Deferred	(10,902)	(1,737)	(5,559)
Foreign	$ 17,041	$ 15,324	$ 12,927